April 27, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        Ameriprise Certificate Company
                  Ameriprise Stock Market Certificate
           Post-Effective Amendment No. 34
           File No. 33-22503
           Accession Number: 0001068800-07-000982

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Stock Market Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 34 (Amendment). This Amendment was filed electronically on April 20, 2007.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.





/s/ Scott R. Plummer
-----------------------
    Scott R. Plummer
    Vice President, Secretary and General Counsel
    Ameriprise Certificate Company